Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at December 31, 2023, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2023	2022	2023	2022	2023	2022	2021	2023	2022	2021
1	WISeKey International Holding Ltd	—	—	7,100	7,122	5,283	796	526	—	—	—
2	Wisekey SA	—	—	—	—	—	—	94	—	—	128
3	WISeKey USA Inc	—	—	981	154	827	558	883	—	—	—
4	WISeKey Semiconductors GmbH	—	—	881	773	180	105	401	—	—	—
5	WISeCoin AG	—	—	3,389	3,306	75	86	90	—	—	—
	Total	—	—	12,351	11,355	6,365	1,545	1,994	—	—	128